Inventory (Details) - Schedule of Inventory Net - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Inventory [Abstract]
Finished goods		$ 840,557	$ 211,108
Total, net	$ 211,108	$ 840,557	$ 211,108